Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2005 Fund	May 30, 2024
Fidelity Advisor Freedom 2005 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.77%
Past 5 years	2.62%
Past 10 years	2.88%
Fidelity Advisor Freedom 2005 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.82%
Past 5 years	1.04%
Past 10 years	1.31%
Fidelity Advisor Freedom 2005 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.12%
Past 5 years	1.64%
Past 10 years	1.82%
Fidelity Advisor Freedom 2005 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.11%
Past 5 years	3.04%
Past 10 years	2.87%
Fidelity Advisor Freedom 2005 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.83%
Past 5 years	2.82%
Past 10 years	2.86%
Fidelity Advisor Freedom 2005 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.22%
Past 5 years	4.09%
Past 10 years	3.75%
Fidelity Advisor Freedom 2005 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.23%
Past 5 years	4.14%
Since Inception	3.30%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0556
Average Annual Return:
Past 1 year	8.58%
Past 5 years	4.17%
Past 10 years	3.86%

[1]	A From October 2, 2018 .